Dividends Per Share (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Dividends Per Share
The dividends recognized by the Company for the fiscal years ended March 31, 2020, 2019 and 2018 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2020:
Common stock	¥185	¥255,835
For the fiscal year ended March 31, 2019:
Common stock	¥175	¥245,577
For the fiscal year ended March 31, 2018:
Common stock	¥155	¥218,596